MML SERIES INVESTMENT FUND II

MML Managed Bond Fund

Supplement dated June 14, 2018 to the

Prospectus dated May 1, 2018 and the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MML Managed Bond Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management (page 45 of the Prospectus) is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-18-01

MB-18-01

MML SERIES INVESTMENT FUND II

MML Blend Fund

Supplement dated June 14, 2018 to the

Prospectus dated May 1, 2018 and the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MML Blend Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management (page 15 of the Prospectus) is hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-18-02

BLD-18-01

MML SERIES INVESTMENT FUND II

MML Short-Duration Bond Fund

Supplement dated June 14, 2018 to the

Prospectus dated May 1, 2018 and the

Summary Prospectus dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MML Short-Duration Bond Fund and the information related to William M. Awad, III under the heading Portfolio Managers in the section titled Management (page 51 of the Prospectus) is hereby removed.

Effective immediately, the following information supplements the information found under the heading Portfolio Managers in the section titled Management (page 51 of the Prospectus):

Douglas M. Trevallion, II, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since June 2018. He previously managed the Fund from May 2010 to October 2017.

Effective immediately, information related to William M. Awad, III found on page 88 of the Prospectus for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.

Effective immediately, the following information replaces similar information found on page 89 of the Prospectus for Barings LLC under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Douglas M. Trevallion, II, CFA

is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group primarily responsible for the day-to-day management of the MML Inflation-Protected and Income Fund, the MML Managed Bond Fund, the MML Short-Duration Bond Fund, and the Bond Segment of the MML Blend Fund. Mr. Trevallion has over 25 years of industry experience. Prior to joining Barings in 2000, Mr. Trevallion was employed at MassMutual.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L8063-18-03

SDB-18-01

MML SERIES INVESTMENT FUND II

Supplement dated June 14, 2018 to the

Statement of Additional Information dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective immediately, William M. Awad, III is no longer a portfolio manager of the MML Blend Fund, MML Managed Bond Fund, and MML Short-Duration Bond Fund and the information related to William M. Awad, III found on pages B-152, B-155, and B-156 for Barings LLC under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information is hereby removed.

The following information replaces similar information for Barings LLC related to the MML Short-Duration Bond Fund found on page B-156 in the section titled Appendix C – Additional Portfolio Manager Information:

The portfolio managers of MML Short-Duration Bond are Nathaniel Barker, Ronald E. Desautels, David L. Nagle, and Douglas M. Trevallion, II.

The following information supplements the information for Barings LLC related to the MML Short-Duration Bond Fund found on page B-156 under the heading Other Accounts Managed in the section titled Appendix C – Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Douglas M. Trevallion, II
Registered investment companies**	10	$5,105.47 million	0	$0
Other pooled investment vehicles	8	$818.48 million	0	$0
Other accounts	49	$28,195.02 million	0	$0

*	The information provided is as of April 30, 2018.
**	Does not include MML Short-Duration Bond.

The following information supplements the information for Barings LLC related to the MML Short-Duration Bond Fund found on page B-156 under the heading Ownership of Securities in the section titled Appendix C – Additional Portfolio Manager Information:

As of April 30, 2018, Douglas M. Trevallion, II did not own any shares of MML Short-Duration Bond. Douglas M. Trevallion, II did not directly own any shares of the Funds, but may have an economic interest in the Funds due to his participation in a deferred compensation plan and/or 401(k) plan.

SAI L8063-18-01